TRANSACTION EXPENSES Q (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Restructuring Cost and Reserve [Line Items]
Digital assets sales costs	$ 28,186,476	$ 8,454,159	$ 49,572,356	$ 26,471,572
Blockchain reward distributions	41,674	39,330	131,502	69,538
Borrowing costs	51,535	26,632	127,083	63,294
Mining and hosting costs	846	10,013	7,121	35,734
Other transaction expenses	12,246	6,001	31,665	18,923
Transaction expenses	28,292,777	8,536,135	49,869,727	26,659,061
Digital Assets
Restructuring Cost and Reserve [Line Items]
Transaction expenses	28,290,508	8,509,752	49,807,846	26,583,046
Digital Assets | Operating Segments
Restructuring Cost and Reserve [Line Items]
Digital assets sales costs	28,186,476	8,454,159	49,572,356	26,471,572
Blockchain reward distributions	46,872	44,590	152,959	83,283
Borrowing costs	47,771	5,762	59,997	11,719
Mining and hosting costs	0	0	0	0
Other transaction expenses	9,389	5,241	22,534	16,472
Transaction expenses	28,290,508	8,509,752	49,807,846	26,583,046
Data Centers
Restructuring Cost and Reserve [Line Items]
Transaction expenses	0	0	0	0
Data Centers | Operating Segments
Restructuring Cost and Reserve [Line Items]
Digital assets sales costs	0	0	0	0
Blockchain reward distributions	0	0	0	0
Borrowing costs	0	0	0	0
Mining and hosting costs	0	0	0	0
Other transaction expenses	0	0	0	0
Transaction expenses	0	0	0	0
Treasury and Corporate
Restructuring Cost and Reserve [Line Items]
Transaction expenses	2,269	26,383	61,881	76,015
Treasury and Corporate | Operating Segments
Restructuring Cost and Reserve [Line Items]
Digital assets sales costs	0	0	0	0
Blockchain reward distributions	(5,198)	(5,260)	(21,457)	(13,745)
Borrowing costs	3,764	20,870	67,086	51,575
Mining and hosting costs	846	10,013	7,121	35,734
Other transaction expenses	2,857	760	9,131	2,451
Transaction expenses	$ 2,269	$ 26,383	$ 61,881	$ 76,015